ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,755,351	$ 1,394,982
Amounts due from affiliated companies	765	442
Prepaid expenses and other current assets	85,798	84,197
Total current assets	2,008,823	1,894,672
Deferred tax assets	6,376	3,558
Total assets	9,020,967	9,488,422	$ 9,121,996
Current liabilities:
Accrued expenses and other current liabilities	983,865	1,420,516
Income tax payable	14,164	8,516
Amount due to an affiliated company	1,668	1,523
Total current liabilities	1,116,250	1,525,460
Other long-term liabilities	29,213	18,773
Total liabilities	7,182,896	6,345,194
Shareholders' equity
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,456,547,942 and 1,456,547,942 shares issued; 1,430,965,312 and 1,437,328,096 shares outstanding, respectively	14,565	14,565
Treasury shares, at cost; 25,582,630 and 19,219,846 shares, respectively	(121,028)	(90,585)
Additional paid-in capital	3,207,312	3,178,579
Accumulated other comprehensive losses	(11,332)	(18,803)
Accumulated losses	(1,987,396)	(644,788)
Total Melco Resorts & Entertainment Limited shareholders' equity	1,102,121	2,438,968
Total liabilities and shareholders' equity	9,020,967	9,488,422
Parent Company [Member]
Current assets:
Cash and cash equivalents	36,213	48,645
Amounts due from affiliated companies	150,651	149,580
Prepaid expenses and other current assets	4,044	6,244
Total current assets	190,908	204,469
Investments in subsidiaries	1,917,223	3,147,298
Deferred tax assets	6,015	3,557
Total assets	2,114,146	3,355,324
Current liabilities:
Accrued expenses and other current liabilities	20,488	10,240
Income tax payable	931	931
Amount due to an affiliated company	174,989	91,542
Total current liabilities	196,408	102,713
Other long-term liabilities	3,419	5,130
Advances from affiliated companies	812,198	808,513
Total liabilities	1,012,025	916,356
Shareholders' equity
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,456,547,942 and 1,456,547,942 shares issued; 1,430,965,312 and 1,437,328,096 shares outstanding, respectively	14,565	14,565
Treasury shares, at cost; 25,582,630 and 19,219,846 shares, respectively	(121,028)	(90,585)
Additional paid-in capital	3,207,312	3,178,579
Accumulated other comprehensive losses	(11,332)	(18,803)
Accumulated losses	(1,987,396)	(644,788)
Total Melco Resorts & Entertainment Limited shareholders' equity	1,102,121	2,438,968
Total liabilities and shareholders' equity	$ 2,114,146	$ 3,355,324